Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party Disclosures [Abstract]
Disclosure of information about key management personnel [text block]
The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2018 and 2017:

	Year Ended
($M)	Dec 31, 2018	Dec 31, 2017
Short-term benefits	6,018	5,183
Share-based payments	16,309	20,135
	22,327	25,318
Number of individuals included in the above amounts	18	20